COMMITMENTS (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	May 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Commitments [Abstract]
Committed payment		$ 16.1	$ 9.3
Restricted common shares (in Shares)		100,000
Agreement expiry date		May 13, 2022
Purchase received	$ 2.6